12. BORROWINGS, FINANCING AND DEBENTURES (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 15,565,802	R$ 14,948,054
Tax foreclosure	38,498	25,376
Other	22,093	58,714
Total	3,649,736	15,032,144
Total in US$
Disclosure of detailed information about borrowings [line items]
Borrowings	2,950,000	2,950,000
Total		2,950,000
Total in EUR
Disclosure of detailed information about borrowings [line items]
Borrowings	123,000	145,000
Total		145,000
Total in R$
Disclosure of detailed information about borrowings [line items]
Borrowings		4,613,905
Tax foreclosure		25,376
Other		58,714
Total		4,697,995
Total in R$
Disclosure of detailed information about borrowings [line items]
Borrowings	3,589,145	10,334,149
Total	R$ 11,976,657	10,334,149
Transnordestina Logisitca
Disclosure of detailed information about borrowings [line items]
Currency	R$
Maturities	Until 09/19/2056 and Indefinite
Borrowings	R$ 2,108,917	2,541,347
Tax foreclosure	35,336	22,214
Other	8,231	3,866
Total	R$ 2,152,484	2,567,427
FTL - Ferrovia Transnordestina
Disclosure of detailed information about borrowings [line items]
Currency	R$
Maturities	11/15/2020
Borrowings	R$ 62,407	69,405
Total	R$ 62,407	69,405
Sepetiba Tecon
Disclosure of detailed information about borrowings [line items]
Currency	R$
Other		36,308
Total		36,308
Cia Metalurgica Prada
Disclosure of detailed information about borrowings [line items]
Currency	R$
Maturities	Indefinite
Tax foreclosure	R$ 333	333
Other	11,942	18,540
Total	R$ 12,275	18,873
CSN Energia
Disclosure of detailed information about borrowings [line items]
Currency	R$
Maturities	Until 11/26/2023 and Undetermined
Tax foreclosure	R$ 2,829	2,829
Other	1,920
Total	R$ 4,749	2,829
CSN Mineracao
Disclosure of detailed information about borrowings [line items]
Currency	R$
Maturities	Until 12/26/2024
Borrowings	R$ 1,407,363	2,000,000
Total	R$ 1,407,363	2,000,000
Estanho de Rondonia
Disclosure of detailed information about borrowings [line items]
Currency	R$
Maturities	07/15/2022
Borrowings	R$ 3,153	3,153
Total	R$ 3,153	3,153
Nacional Minerios S.A.
Disclosure of detailed information about borrowings [line items]
Currency	R$
Maturities	Until 09/10/2021
Borrowings	R$ 7,305
Total	R$ 7,305
CSN Islands XI
Disclosure of detailed information about borrowings [line items]
Currency	US$
Maturities	09/21/2019
CSN Islands XI | USD
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 547,094	750,000
Total		750,000
CSN Islands XII
Disclosure of detailed information about borrowings [line items]
Currency	US$
Maturities	Perpetual
CSN Islands XII | USD
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 1,000,000	1,000,000
Total		1,000,000
CSN Resources
Disclosure of detailed information about borrowings [line items]
Currency	US$
Maturities	Until 02/13/2023
CSN Resources | USD
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 1,402,906	1,200,000
Total		1,200,000
CSN Steel S.L.
Disclosure of detailed information about borrowings [line items]
Currency	EUR
Maturities	1/31/2020
CSN Steel S.L. | EUR
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 48,000	120,000
Total		120,000
Lusosider Acos Planos
Disclosure of detailed information about borrowings [line items]
Currency	EUR
Maturities	Indefinite
Lusosider Acos Planos | EUR
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 75,000	25,000
Total		R$ 25,000